Note 17 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Cash at bank and in hand	8,604	2,824	7,129	4,522

Disclosure of credit risk exposure [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
A+	5,423	-	252	17
A	-	-	233	14
A-	2	554	-	-
AA-	3,179	2,270	6,644	4,491
Total	8,604	2,824	7,129	4,522